Acquisition (Details Narrative) - USD ($)			12 Months Ended
	Mar. 11, 2022	Mar. 10, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Consideration for acquisition, shares				375,000
Issuance of stock, value			$ 50,000	$ 750,000
Revenue			7,233,957
Net loss			(9,383,397)
Goodwill	$ 36,856			$ 109,983
Palmdale Oil Company Inc [Member]
Business Acquisition [Line Items]
Payments to acquire	321,250
Cash	$ 3,750
Consideration for acquisition, shares	40,323	5,040
Issuance of stock, value	$ 50,000
Revenue			113,000
Net loss			$ 4,000
Business acquisition, date of acquisition agreement			Mar. 11, 2022